Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of intangible assets [abstract]
Disclosure of intangible assets [text block]
13 Intangible assets
Accounting policies
Intangible assets including goodwill
Intangible assets are stated at cost, less accumulated amortisation and impairment. Intangible assets include acquisition cost for oil
and gas prospects, expenditures on the exploration for and evaluation of oil and natural gas resources,

goodwill, and other intangible
assets. Intangible assets relating to expenditures on the exploration for and evaluation of oil and natural gas resources are not
amortised. When the decision to develop a particular area is made, related intangible exploration and evaluation assets are
reclassified to Property, plant and equipment.
Goodwill acquired in a business combination is allocated to each cash generating unit (CGU), or group of units, expected to benefit
from the combination’s synergies. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.
In acquisitions made on a post-tax basis according to the rules on the NCS, a provision for deferred tax is reflected in the accounts
based on the difference between the acquisition cost and the tax depreciation basis transferred from the seller. The offsetting entry to such deferred tax amounts is reflected as goodwill, which is allocated to the CGU or group of CGUs on whose tax depreciation basis
the deferred tax has been computed.
Other intangible assets with a finite useful life, are depreciated over their useful life using the straight-line method.
Oil and gas exploration, evaluation and development expenditures
Equinor uses the successful efforts method of accounting for oil and gas exploration costs. Expenditures to acquire mineral interests
in oil and gas properties, including signature bonuses, expenditures to drill and equip exploratory wells and evaluation expenditures
are capitalised within Intangible assets as Exploration expenditures and Acquisition costs - oil and gas prospects. Geological and
geophysical costs and other exploration and evaluation expenditures are expensed as incurred.
Exploration wells that discover potentially economic quantities of oil and natural gas remain capitalised as intangible assets during the
evaluation phase of the discovery. This evaluation is normally finalised within one year after well completion. If, following the evaluation, the exploratory well has not found potentially commercial quantities of hydrocarbons,

the previously capitalised costs are
evaluated for derecognition or tested for impairment. Any derecognition or impairment is classified as Exploration expenses in the
Consolidated statement of income.
Capitalised exploration and evaluation expenditures related to offshore wells that find proved reserves, are transferred to Property, plant and equipment at the time of sanctioning of the development project. The timing from evaluation of a discovery until a project is
sanctioned could take several years depending on the location and maturity, including existing infrastructure, of the area of discovery, whether a host government agreement is in place, the complexity of the project and the financial robustness of the project. For
onshore wells where no sanction is required, the transfer to Property, plant and equipment occurs at the time when a well is ready for production.
For exploration and evaluation asset acquisitions (farm-in arrangements) in which Equinor has decided to fund a portion of the selling
partner's exploration and/or future development expenditures (carried interests), these expenditures are reflected in the Consolidated
financial statements as and when the exploration and development work progresses.
Equinor reflects exploration and evaluation asset disposals (farm-out arrangements) on a historical cost basis with no gain or loss
recognition. Consideration from the sale of an undeveloped part of an asset reduces the carrying amount of the asset. If the
consideration exceeds the carrying amount of the asset, the excess amount is reflected in the

Consolidated statement of income
under Other income. Equal-valued exchanges (swaps) of exploration and evaluation assets with only immaterial cash considerations
are accounted for at the carrying amounts of the assets given up with no gain or loss recognition.
Estimation uncertainty regarding exploration activities
Exploratory wells that have found reserves, but where classification of those reserves as proved depends on whether a major capital
expenditure can be justified, will remain capitalised during the evaluation phase for the findings on the exploration wells. Thereafter it
will be considered a trigger for impairment evaluation of the well if no development decision is planned for the near future, and there
moreover are no concrete plans for future drilling in the licence. Judgements as to whether these expenditures should remain
capitalised, be derecognised or impaired in the period may materially affect the carrying values of these assets and consequently, the operating income for the period.
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(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2022 1,958 2,670 1,467 722 6,816
Additions 227 4 36 57 324
Disposals at cost (10) (50) 0 1 (58)
Transfers (227) (516) 0 (239) (982)
Expensed exploration expenditures previously capitalised (283) (59) 0 0 (342)
Impairment of goodwill 0 0 (3) 0 (3)
Foreign currency translation effects (65) (14) (121) (13) (213)
Cost at 31 December 2022 1,599 2,035 1,380 528 5,542
Accumulated depreciation and impairment losses

at 31 December
2022 1) (384) (384)
Carrying amount at 31 December 2022 1,599 2,035 1,380 144 5,158
(in USD million)
Exploration
expenses
Acquisition
costs - oil and
gas prospects Goodwill Other Total
Cost at 1 January 2021 2,261 3,932 1,481 831 8,505
Additions 191 36 61 90 378
Disposals at cost (22) 1 (3) (29) (53)
Transfers (432) (1,137) 0 (161) (1,730)
Expensed exploration expenditures previously capitalised (19) (152) 0 0 (171)
Impairment of goodwill 0 0 (1) 0 (1)
Foreign currency translation effects (21) (10) (70) (10) (111)
Cost at 31 December 2021 1,958 2,670 1,467 722 6,816
Accumulated depreciation and impairment losses

at 31 December
2021 1) (364) (364)
Carrying amount at 31 December 2021 1,958 2,670 1,467 358 6,452
1) See note 14 Impairments.
Goodwill of USD 1,380

million per 31 December 2022 mainly consist of technical goodwill related to business acquisitions in 2019,
USD 550

million in the Exploration & Production Norway area and USD
410

million in the Marketing Midstream & Processing area.
The table below shows the aging of capitalised exploration expenditures.
(in USD million) 2022 2021
Less than one year 250 234
Between one and five years 340 692
More than five years 1,009 1,033
Total capitalised exploration expenditures 1,599 1,958
The table below shows the components of the exploration

expenses.
Full year
(in USD million) 2022 2021 2020
Exploration expenditures 1,087 1,027 1,371
Expensed exploration expenditures previously capitalised 342 171 2,506
Capitalised exploration (224) (194) (394)
Exploration expenses 1,205 1,004 3,483